Management of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity	$ 1,521,051	$ 1,399,004	$ 1,298,616
Attributable to equity holders of the Company
Equity	$ 1,516,850	$ 1,396,298	$ 1,297,222